Income Taxes - Schedule of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax provision:
Total	$ 124,665	$ 587,984	$ 175,002
Epsium BVI [Member]
Current tax provision:
Current tax provision
Epsium HK [Member]
Current tax provision:
Current tax provision
Deferred tax provision:
Deferred tax provision
Luz [Member]
Current tax provision:
Current tax provision	$ 124,665	$ 587,984	$ 175,002